Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2021
Cost of Sales [abstract]
Schedule of Cost of Sales

	Years ended December 31,
	2021	2020
Direct mining costs	$198,141	$94,609
Salaries and benefits	34,773	16,586
Workers' participation	7,647	7,459
Depletion and depreciation	121,077	43,778
Royalties and other taxes	25,703	6,318
Impairment (recovery) of inventories	7,035	(5)
Cost of Sales	$394,376	$168,745